                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4269

                                Van Kampen Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/07

Item 1. Report to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Core Plus Fixed Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary  as of 2/28/2007

                              A SHARES               B SHARES               C SHARES            I SHARES
                            since 1/26/07          since 1/26/07          since 1/26/07       since 1/26/07
-----------------------------------------------------------------------------------------------------------
AVERAGE                               W/MAX                  W/MAX                  W/MAX
ANNUAL                                4.75%                  4.00%                  1.00%
TOTAL                    W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES       W/O SALES
RETURNS                   CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE       CHARGES

Since Inception            1.50%      -3.33%      1.44%      -2.56%      1.44%       0.44%        1.52%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE CALL
1.800.847.2424 OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and nonqualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged, broad based market index that covers the U.S. dollar denominated, investment-grade, fixed-rate, taxable bond market of securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE PERIOD SINCE INCEPTION (JANUARY 26, 2007) TO FEBRUARY 28, 2007

MARKET CONDITIONS

The environment was generally supportive for the fixed income markets during the approximately one-month period since the fund's inception on January 26, 2007 through February 28, 2007. The Federal Open Market Committee (the "Fed") again left the target federal funds rate on hold at its January 31 meeting. Additionally, the Fed modified its statement about the condition of the economy to a slightly more positive view. However, inflation levels, which continue to be elevated but controlled, remain a key concern and will most likely have the greatest impact on the direction of any future policy moves.

On the economic front, fourth quarter gross domestic product (GDP) was revised lower during the month of February to an annualized 2.2 percent growth rate from
3.5 percent, but this was largely expected by the markets. Nonetheless, despite a headwind resulting from the downturn in residential housing, the economy grew by more than 6 percent in both 2005 and 2006. Residential housing remains under scrutiny, but there are signs of stabilization in several markets. Other economic data reported during the month bolstered the bond markets, including better than expected productivity, positive consumer data, declining industrial production and falling durable goods orders.

PERFORMANCE ANALYSIS

The fund returned 1.50 percent for the period since inception (January 26, 2007) through February 28, 2007 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index, returned 1.86 percent for the period.

TOTAL RETURN FOR THE PERIOD SINCE INCEPTION (JANUARY 26, 2007) TO FEBRUARY 28, 2007

-------------------------------------------------------------------
                                              LEHMAN BROTHERS
                                              U.S. AGGREGATE
      CLASS A   CLASS B   CLASS C   CLASS I     BOND INDEX

       1.50%     1.44%     1.44%     1.52%         1.86%
-------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

U.S. Treasury yields fell between 25 and 35 basis points during February, and our below-benchmark interest-rate sensitivity (IRS) strategy had an unfavorable impact on performance relative to the Lehman Brothers U.S. Aggregate Bond Index. We view the end of February rally, which was essentially a "flight-to-quality" driven by the spillover effects of the equity volatility and sub-prime lending situations, as a
 2
short-term phenomenon. With five- and 10-year Treasury yields near 4.5 percent, we believe real economic growth rates would need to fall below 2 percent and inflation would have to remain benign before such yields could be construed as offering fair value. Meanwhile, underlying economic fundamentals suggest that growth is actually better than the market's implied forecast, supporting our view that the fund should keep a defensive interest-rate risk posture. Accordingly, we maintain an underweight in intermediate maturities, as we view this part of the yield curve as being most vulnerable to an increase in real interest rates, as well as to a change in perceptions regarding Fed policy.

Reversing recent trends, credit spreads widened slightly during February in response to the spike in equity volatility and sub-prime lending concerns. The financials sector bore the brunt of the sub-prime lending fallout, but other sectors such as autos also came under pressure. As is the case with most contractual cash flows, sub-prime loans can be securitized for eventual purchase by institutional investors. When the underlying borrowers experience financial distress delinquencies tend to rise. This creates a challenge for lenders who issue and retain these loans on their balance sheets, even though there is still underlying real estate collateral behind the loans. Relative to the Lehman Brothers U.S. Aggregate Bond Index, the fund's below-benchmark exposure to the credit sector had a small favorable effect on performance; however, an opportunistic exposure to the auto sector detracted from performance, and the net result was a near-neutral contribution to relative returns.

We maintain a modest focus on selected medium-quality credits while having below-benchmark spread sensitivities. Additionally, we hold a small exposure to selected below-investment grade issues.

Agency debenture yield spreads widened slightly last month, but not by enough to allow our material sector underweight to affect relative performance. With agency spreads mired in unattractive territory versus both Treasuries and interest-rate swaps, we maintain significant below-benchmark sensitivities to this sector.

Fixed-rate agency mortgage-backed securities (MBS) had a difficult month, underperforming equal-duration Treasuries by a fair amount on a price basis. Because of the increase in interest-rate volatility, however, option-adjusted spreads on most fixed-rate MBS issues experienced little net movement. Our defensive mortgage strategy had a favorable impact on relative performance in February.

We maintain an underweight to lower-coupon issues while focusing on higher-coupon MBS exhibiting slower-than-expected prepayment patterns. This strategy offers value in an environment where many fixed-rate mortgages offer yield spreads versus Treasuries below those available on comparable interest-rate swap transactions. Despite recent market gyrations, interest-rate volatility remains quite low; since MBS investors are selling a prepayment option to homeowners, having a below-benchmark mortgage exposure allows clients to benefit in an environment where volatility increases. The option feature of the mortgage becomes more attractive for the option holder, and less attractive for the MBS investor, as interest-rate volatility rises.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

ASSET ALLOCATION AS OF 2/28/07
CMOs                                                             21.1%
Corporate Bonds                                                   6.4
Asset-Backed Securities                                           5.6
Foreign Government Obligations                                    0.4
                                                                -----
Total Long-Term Investments                                      33.5
Purchased Options                                                 0.1
Total Short-Term Investments                                     75.3
                                                                -----
Total Investments                                               108.9
Liabilities in Excess of Other Assets                            (8.9)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Asset Allocation are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/01/06 - 2/28/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  9/01/06          2/28/07       9/01/06-2/28/07
Class A
  Actual.....................................    $1,000.00        $1,015.00           $0.64
  Hypothetical...............................     1,000.00         1,021.09            3.76
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,014.37            1.28
  Hypothetical...............................     1,000.00         1,017.39            7.50
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,014.37            1.28
  Hypothetical...............................     1,000.00         1,017.39            7.50
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,015.21            0.43
  Hypothetical...............................     1,000.00         1,022.29            2.51
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, 1.50%, 1.50% and 0.50% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period) except for "Actual" information which reflects the period from Commencement of Operations through February 28, 2007. These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                 COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------
          CORPORATE BONDS  6.4%
          AUTOMOTIVE  0.9%
$   40    Arvin Meritor, Inc. ....................... 8.750%    03/01/12     $    42,200
    25    DaimlerChrysler NA Holding Corp. .......... 8.500     01/18/31          31,322
    40    Ford Motor Credit Co. ..................... 7.250     10/25/11          39,386
   125    General Motors Acceptance Corp. ........... 6.875     09/15/11         126,622
                                                                             -----------
                                                                                 239,530
                                                                             -----------
          BANKING  0.2%
    50    MBNA Corp. (a)............................. 5.790     05/05/08          50,293
                                                                             -----------

          ELECTRIC  0.4%
    50    Consumers Energy Co. ...................... 4.400     08/15/09          49,126
    40    Ohio Power Co., Ser K...................... 6.000     06/01/16          41,851
                                                                             -----------
                                                                                  90,977
                                                                             -----------
          FOOD/BEVERAGE  0.5%
    40    FBG Finance, Ltd. (Australia) (b).......... 5.125     06/15/15          38,427
    40    Pilgrim's Pride Corp. ..................... 7.625     05/01/15          39,700
    45    Sara Lee Corp. ............................ 6.125     11/01/32          43,091
                                                                             -----------
                                                                                 121,218
                                                                             -----------
          MEDIA-CABLE  0.7%
    30    Comcast Cable Communications, Inc. ........ 7.125     06/15/13          32,876
    60    Echostar DBS Corp. ........................ 6.625     10/01/14          60,750
    75    Time Warner, Inc. (a)...................... 5.590     11/13/09          75,195
                                                                             -----------
                                                                                 168,821
                                                                             -----------
          MEDIA-NONCABLE  0.3%
    40    Interpublic Group of Cos., Inc. ........... 6.250     11/15/14          37,800
    40    Viacom, Inc. .............................. 6.875     04/30/36          41,221
                                                                             -----------
                                                                                  79,021
                                                                             -----------
          NATURAL GAS PIPELINES  0.0%
    15    CenterPoint Energy Resource Corp. ......... 6.250     02/01/37          15,441
                                                                             -----------

          NONCAPTIVE-CONSUMER FINANCE  1.1%
    35    American General Finance Corp. ............ 4.625     05/15/09          34,600
   115    Household Finance Corp. ................... 8.000     07/15/10         125,515
    75    Residential Capital Corp. ................. 6.375     06/30/10          75,712
    40    SLM Corp. ................................. 4.000     01/15/10          38,902
                                                                             -----------
                                                                                 274,729
                                                                             -----------
          OTHER UTILITIES  0.2%
    40    Plains All American Pipeline............... 6.700     05/15/36          42,594
                                                                             -----------

          NATURAL GAS PIPELINES  0.3%
    40    Kinder Morgan Finance Corp. (Canada)....... 5.700     01/05/16          38,136
    25    Texas Eastern Transmission Corp. .......... 7.000     07/15/32          28,610
                                                                             -----------
                                                                                  66,746
                                                                             -----------

See Notes to Financial Statements                                              9

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                 COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------
          RETAIL  0.4%
$   65    CVS Lease Pass-Through Trust (b)........... 6.036%    12/10/28     $    65,555
    40    May Department Stores Co. ................. 6.700     07/15/34          40,423
                                                                             -----------
                                                                                 105,978
                                                                             -----------
          SUPERMARKETS  0.1%
    30    Delhaize America, Inc. .................... 9.000     04/15/31          36,188
                                                                             -----------

          TECHNOLOGY  0.2%
    50    Hewlett-Packard Co. (a).................... 5.485     05/22/09          50,082
                                                                             -----------

          TEXTILES  0.1%
    30    Mohawk Industries, Inc., Ser D............. 7.200     04/15/12          31,882
                                                                             -----------

          WIRELINE COMMUNICATIONS  1.0%
    70    AT&T Corp. ................................ 8.000     11/15/31          89,130
    40    France Telecom SA (France)................. 8.500     03/01/31          53,793
    65    Telecom Italia Capital (Luxembourg)........ 4.875     10/01/10          63,954
    50    Telefonica Europe BV (Netherlands)......... 8.250     09/15/30          62,194
                                                                             -----------
                                                                                 269,071
                                                                             -----------
          TOTAL CORPORATE BONDS  6.4%.....................................     1,642,571
                                                                             -----------
          ASSET BACKED SECURITIES  5.6%
   175    Citigroup Mortgage Loan Trust, Inc. (a).... 5.390     01/25/37         175,000
    82    Countrywide Certificates (a)............... 5.520     07/25/34          82,091
   196    Credit Based Asset Servicing and
          Securitization LLC (a)..................... 5.390     01/25/37         196,242
   175    First Franklin Mortgage Loan Certificates
          (a)........................................ 5.370     03/25/37         175,000
   139    First Franklin Mortgage Loan Certificates
          (a)........................................ 5.390     01/25/36         139,554
   128    Lehman XS Trust (a)........................ 5.620     02/25/46         128,647
   169    Long Beach Mortgage Loan Trust (a)......... 5.410     01/25/36         169,410
   200    Residential Asset Mortgage Products, Inc.
          (a)........................................ 5.390     02/25/37         199,980
   175    Residential Asset Mortgage Products, Inc.
          (a)........................................ 5.580     03/25/32         175,240
                                                                             -----------
          TOTAL ASSET BACKED SECURITIES...................................     1,441,164
                                                                             -----------
          COLLATERALIZED MORTGAGE OBLIGATIONS  21.1%
   175    American Home Mortgage Assets (a).......... 5.445     02/25/37         175,000
   199    American Home Mortgage Trust (a)........... 5.510     12/25/46         199,104
   200    Bear Stearns Commercial Mortgage
          Securities, Inc. (a)....................... 5.450     02/25/37         200,000
   225    Bear Stearns Mortgage Funding Trust (a).... 5.520     07/25/36         225,000
 8,350    Bear Stearns Structured Products, Inc.               07/27/36 to
          (b)........................................   *       02/27/37         337,209
   206    Countrywide Alternative Loan Trust (a)..... 5.530     03/20/46         206,700
   163    Countrywide Alternative Loan Trust (a)..... 5.550     08/25/46         163,746
   178    Countrywide Alternative Loan Trust (a)..... 5.630     03/20/46         177,894
   200    Deutsche Alternative-A Securities, Inc.
          Mortgage Loan Trust (a).................... 5.470     02/25/47         200,000

 10                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                 COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  200    DSLA Mortgage Loan Trust (a)............... 5.500%    03/19/37     $   200,000
   225    Greenpoint Mortgage Funding Trust (a)...... 5.610     02/25/36         225,112
   175    Harborview Mortgage Loan Trust (a)......... 5.510     03/19/37         175,000
   348    Harborview Mortgage Loan Trust (a)......... 5.520     03/19/38         348,366
   162    Harborview Mortgage Loan Trust (a)......... 5.770     06/20/35         163,010
   144    Lehman Brothers (a) (b).................... 5.440     09/15/21         143,941
   246    Luminent Mortgage Trust (a)................ 5.520     10/25/46         246,784
   395    Luminent Mortgage Trust (a)................ 5.540     12/25/36         395,276
   161    Luminent Mortgage Trust (a)................ 5.600     02/25/46         161,064
   250    Mortgage Equity Conversion Asset Trust (a)
          (b)........................................ 5.400     02/25/42         250,000
   250    Residential Accredit Loans, Inc. (a)....... 5.460     02/25/37         249,922
   175    Residential Accredit Loans, Inc. (a)....... 5.520     01/25/37         174,513
   200    Structured Asset Mortgage Investments, Inc.
          (a)........................................ 5.510     07/25/36         200,000
   198    Structured Asset Mortgage Investments, Inc.
          (a)........................................ 5.520     01/25/37         198,227
   125    Wachovia Bank Commercial Mortgage
          Trust (a) (b).............................. 5.440     09/15/21         125,112
 6,000    Washington Mutual Mortgage Pass-Through
          Certificates (c)...........................   *       03/25/47          88,630
   175    Washington Mutual Mortgage Pass-Through
          Certificates (a)........................... 5.500     01/25/47         175,000
                                                                             -----------

          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  21.1%................     5,404,610
                                                                             -----------
          FOREIGN GOVERNMENT OBLIGATIONS  0.4%
ARS   100 Argentina International Government Bond
          (Argentina)................................ 5.830     12/31/33          47,456
MXN   700 Mexican Fixed Rate Bond (Mexico)........... 9.500     12/18/14          68,231
                                                                             -----------

          TOTAL FOREIGN GOVERNMENT OBLIGATIONS............................       115,687
                                                                             -----------

          TOTAL LONG-TERM INVESTMENTS 33.5%
            (Cost $8,594,198).............................................     8,604,032
                                                                             -----------

See Notes to Financial Statements                                             11

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                                                MARKET
DESCRIPTION                    CONTRACTS   EXPIRATION DATE   EXERCISE PRICE      VALUE
-----------------------------------------------------------------------------------------
PURCHASED OPTIONS  0.1%
90-day EuroDollar                 50          09/21/07           94.750       $     6,875
  Futures Put, September 2007                                                 -----------
  (Cost $16,925)

SHORT-TERM INVESTMENTS  75.3%
REPURCHASE AGREEMENT  74.8%
State Street Bank & Trust Co. ($19,209,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.12%,
  dated 02/28/07, to be sold on 03/01/07 at $19,211,732)...................    19,209,000

GOVERNMENT AGENCY OBLIGATIONS  0.5%
United States Treasury Bill ($130,000 par, yielding 5.152%,
  07/12/07 maturity) (d)...................................................       127,614
                                                                              -----------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $19,336,614).......................................................    19,336,614
                                                                              -----------

TOTAL INVESTMENTS  108.9%
  (Cost $27,947,737).......................................................    27,947,521
LIABILITIES IN EXCESS OF OTHER ASSETS  (8.9%)..............................    (2,274,491)
                                                                              -----------

NET ASSETS  100.0%.........................................................   $25,673,030
                                                                              ===========

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Floating Rate Coupon

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) IO--Interest Only

(d) All or a portion of this security has been physically segregated in connection with open futures contracts.

Currency Abbreviations:

ARS--Argentine peso

MXN--Mexican peso

 12                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF FEBRUARY 28, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures, June 2007
  (Current Notional Value of $108,594 per contract).........      22          $21,289
U.S. Treasury Notes 5-Year Futures, June 2007
  (Current Notional Value of $105,953 per contract).........      38           22,893
U.S. Treasury Bonds Futures, June 2007
  (Current Notional Value of $112,938 per contract).........      43           52,835
                                                                 ---          -------
                                                                 103          $97,017
                                                                 ===          =======

SWAP AGREEMENTS OUTSTANDING AS OF FEBRUARY 28, 2007:
CREDIT DEFAULT SWAPS

                                                                        PAY/                  NOTIONAL    UNREALIZED
                                                           BUY/SELL    RECEIVE   EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY                       REFERENCE ENTITY       PROTECTION    RATE        DATE       (000)     DEPRECIATION
Goldman Sachs Capital
 Markets, L.P.                 Tyco International, Ltd.       Buy      0.44%      03/20/12      $225        $  (61)
Goldman Sachs Capital
 Markets, L.P.                 The Chubb Corp.                Buy       0.11      03/20/12       125           (65)
Goldman Sachs Capital
 Markets, L.P.                 The Hartford Financial         Buy       0.11      03/20/12       125            (9)
                               Services Group, Inc.
Goldman Sachs Capital
 Markets, L.P.                 Motorola, Inc.                 Buy       0.39      03/20/12       125           139
Goldman Sachs Capital
 Markets, L.P.                 Union Pacific Corp.            Buy       0.26      03/20/12       125            93
Goldman Sachs Capital
 Markets, L.P.                 Southwest Airlines Co.         Buy       0.30      03/20/12       125            90
Goldman Sachs Capital
 Markets, L.P.                 Lehman Brothers                Buy       0.23      03/20/12       125           542
                               Holdings, Inc.
Goldman Sachs Capital
 Markets, L.P.                 The Gap, Inc.                  Buy       1.08      03/20/12       125           196
Goldman Sachs Capital
 Markets, L.P.                 Dell, Inc.                     Buy       0.22      03/20/12        65           (31)
Goldman Sachs Capital
 Markets, L.P.                 Countrywide Home Loans,       Sell       0.60      03/20/12        65            14
                               Inc.
Goldman Sachs Capital
 Markets, L.P.                 Residential Capital, LLC      Sell       2.00      03/20/17        65           545
                                                                                                            ------
                                                                                                            $1,453
                                                                                                            ======

See Notes to Financial Statements                                             13

VAN KAMPEN CORE PLUS FIXED INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2007 (Unaudited)

ASSETS:
Total Investments, including repurchase agreement of
  $19,209,000 (Cost $27,947,737)............................  $27,947,521
Cash........................................................          549
Receivables:
  Investments Sold..........................................      127,635
  Interest..................................................       34,670
  Fund Shares Sold..........................................       26,729
  Expense Reimbursement from Adviser........................       24,926
Unamortized Offering Costs..................................      114,384
Swap Contracts..............................................        1,453
                                                              -----------
    Total Assets............................................   28,277,867
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................    2,388,492
  Income Distributions......................................       93,529
  Offering Costs............................................       61,504
  Variation Margin on Futures...............................       30,130
  Distributor and Affiliates................................       15,276
Trustees' Deferred Compensation and Retirement Plans........        1,056
Accrued Expenses............................................       14,850
                                                              -----------
    Total Liabilities.......................................    2,604,837
                                                              -----------
NET ASSETS..................................................  $25,673,030
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $25,398,760
Accumulated Net Realized Gain...............................      169,711
Net Unrealized Appreciation.................................       98,238
Accumulated Undistributed Net Investment Income.............        6,321
                                                              -----------
NET ASSETS..................................................  $25,673,030
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $6,599,902 and 652,877 shares of
    beneficial interest issued
    and outstanding)........................................  $     10.11
    Maximum sales charge (4.75%* of offering price).........          .50
                                                              -----------
    Maximum offering price to public........................  $     10.61
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $6,416,911 and 634,788 shares of
    beneficial interest issued
    and outstanding)........................................  $     10.11
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $6,338,181 and 627,006 shares of
    beneficial interest issued
    and outstanding)........................................  $     10.11
                                                              ===========
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $6,318,036 and 625,000 shares of
    beneficial interest issued
    and outstanding)........................................  $     10.11
                                                              ===========

*   On sales of $100,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Period January 26, 2007 (Commencement of Operations) to February 28, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $123,132
                                                              --------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................     1,348
  Class B...................................................     5,377
  Class C...................................................     5,346
Offering....................................................    10,617
Investment Advisory Fee.....................................     8,043
Shareholder Services........................................     6,113
Shareholders Reports........................................     5,400
Professional Fees...........................................     4,210
Registration and Filing Fees................................     2,889
Trustees' Fees and Related Expenses.........................     1,512
Accounting and Administrative Expenses......................       551
Custody.....................................................       248
Other.......................................................     5,519
                                                              --------
    Total Expenses..........................................    57,173
    Expense Reduction.......................................    34,378
                                                              --------
    Net Expenses............................................    22,795
                                                              --------
NET INVESTMENT INCOME.......................................  $100,337
                                                              ========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   (699)
  Futures...................................................   170,410
                                                              --------
Net Realized Gain...........................................   169,711
                                                              --------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................       -0-
                                                              --------
  End of the Period:
    Investments.............................................      (216)
    Futures.................................................    97,017
    Foreign Currency Translation............................       (16)
    Swap Contracts..........................................     1,453
                                                              --------
                                                                98,238
                                                              --------
Net Unrealized Appreciation During the Period...............    98,238
                                                              --------
NET REALIZED AND UNREALIZED GAIN............................  $267,949
                                                              ========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $368,286
                                                              ========

See Notes to Financial Statements                                             15

VAN KAMPEN CORE PLUS FIXED INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
For the Period January 26, 2007 (Commencement of Operations) to February 28, 2007 (Unaudited)

FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................  $   100,337
Net Realized Gain...........................................      169,711
Net Unrealized Appreciation During the Period...............       98,238
                                                              -----------
Change in Net Assets from Operations........................      368,286
                                                              -----------

Distributions from Net Investment Income:
  Class A Shares............................................      (25,313)
  Class B Shares............................................      (21,270)
  Class C Shares............................................      (21,120)
  Class I Shares............................................      (26,313)
                                                              -----------
Total Distributions.........................................      (94,016)
                                                              -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      274,270
                                                              -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................   25,398,273
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................          487
                                                              -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........   25,398,760
                                                              -----------
TOTAL INCREASE IN NET ASSETS................................   25,673,030
NET ASSETS:
Beginning of the Period.....................................          -0-
                                                              -----------
End of the Period (Including accumulated undistributed net
  investment
  income of $6,321).........................................  $25,673,030
                                                              ===========

 16                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             JANUARY 26, 2007
                                                             (COMMENCEMENT OF
CLASS A SHARES                                                OPERATIONS) TO
                                                             FEBRUARY 28, 2007
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $10.00
                                                                  ------
  Net Investment Income (a).................................         .04
  Net Realized and Unrealized Gain..........................         .11
                                                                  ------
Total from Investment Operations............................         .15
Less:
  Distributions from Net Investment Income..................         .04
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $10.11
                                                                  ======

Total Return* (b)...........................................       1.50%**
Net Assets at End of the Period (In millions)...............      $  6.6
Ratio of Expenses to Average Net Assets*....................        .75%
Ratio of Net Investment Income to Average Net Assets........       4.99%
Portfolio Turnover..........................................          4%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................       2.35%
   Ratio of Net Investment Income to Average Net Assets.....       6.59%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             17

VAN KAMPEN CORE PLUS FIXED INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             JANUARY 26, 2007
                                                             (COMMENCEMENT OF
CLASS B SHARES                                                OPERATIONS) TO
                                                             FEBRUARY 28, 2007
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $10.00
                                                                  ------
  Net Investment Income (a).................................         .03
  Net Realized and Unrealized Gain..........................         .11
                                                                  ------
Total from Investment Operations............................         .14
Less:
  Distributions from Net Investment Income..................         .03
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $10.11
                                                                  ======

Total Return* (b)...........................................       1.44%**
Net Assets at End of the Period (In millions)...............      $  6.4
Ratio of Expenses to Average Net Assets*....................       1.50%
Ratio of Net Investment Income to Average Net Assets........       4.24%
Portfolio Turnover..........................................          4%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................       3.11%
   Ratio of Net Investment Income to Average Net Assets.....       5.85%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4.00%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             JANUARY 26, 2007
                                                             (COMMENCEMENT OF
CLASS C SHARES                                                OPERATIONS) TO
                                                             FEBRUARY 28, 2007
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $10.00
                                                                  ------
  Net Investment Income (a).................................         .03
  Net Realized and Unrealized Gain..........................         .11
                                                                  ------
Total from Investment Operations............................         .14
Less:
  Distributions from Net Investment Income..................         .03
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $10.11
                                                                  ======

Total Return* (b)...........................................       1.44%**
Net Assets at End of the Period (In millions)...............      $  6.3
Ratio of Expenses to Average Net Assets*....................       1.50%
Ratio of Net Investment Income to Average Net Assets........       4.24%
Portfolio Turnover..........................................          4%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................       3.12%
   Ratio of Net Investment Income to Average Net Assets.....       5.86%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN CORE PLUS FIXED INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             JANUARY 26, 2007
                                                             (COMMENCEMENT OF
CLASS I SHARES                                                OPERATIONS) TO
                                                             FEBRUARY 28, 2007
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $10.00
                                                                  ------
  Net Investment Income (a).................................         .04
  Net Realized and Unrealized Gain..........................         .11
                                                                  ------
Total from Investment Operations............................         .15
Less:
  Distributions from Net Investment Income..................         .04
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $10.11
                                                                  ======

Total Return* (b)...........................................       1.52%**
Net Assets at End of the Period (In millions)...............      $  6.3
Ratio of Expenses to Average Net Assets*....................        .50%
Ratio of Net Investment Income to Average Net Assets........       5.24%
Portfolio Turnover..........................................          4%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................       2.12%
   Ratio of Net Investment Income to Average Net Assets.....       6.86%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The Van Kampen Core Plus Fixed Income Fund (the "Fund") is organized as a diversified series of the Van Kampen Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek total return. The Fund invests primarily in a diversified mix of U.S. dollar denominated investment grade fixed income securities, particularly in U.S. government, corporate and mortgage securities. The Fund commenced operations on January 26, 2007. The Fund offers Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Credit default swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At February 28, 2007, the Fund had no when-issued or delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At February 28, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $27,948,153
                                                              ===========
Gross tax unrealized appreciation...........................  $    27,273
Gross tax unrealized depreciation...........................      (27,905)
                                                              -----------
Net tax unrealized depreciation on investments..............  $      (632)
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually.

F. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve-month period.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $1 billion............................................       .375%
Over $1 billion.............................................       .300%

    For the period ended February 28, 2007, the Adviser waived approximately $34,400 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 0.75% of Class A average daily net assets, 1.50% of Class B average daily net assets, 1.50% of Class C average daily net assets and .50% of Class I average daily net assets. This waiver is voluntary and can be discontinued at anytime after January 26, 2008.

    For the period ended February 28, 2007, the Fund recognized expenses of approximately $100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended February 28, 2007, the Fund recognized expenses of approximately $1,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended February 28, 2007, the Fund recognized expenses of approximately $5,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $0 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the period ended February 28, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $100 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $0. Sales charges do not represent expenses of the Fund.

    At February 28, 2007, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 625,000 shares of Class A, 625,000 shares of Class B, 625,000 shares of Class C and 625,000 shares of Class I.

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the period ended February 28, 2007, transactions were as follows:

                                                               SHARES        VALUES
Sales:
  Class A...................................................    652,855    $ 6,530,052
  Class B...................................................    634,768      6,348,221
  Class C...................................................    627,000      6,270,000
  Class I...................................................    625,000      6,250,000
                                                              ---------    -----------
Total Sales.................................................  2,539,623    $25,398,273
                                                              =========    ===========
Dividend Reinvestment:
  Class A...................................................         22    $       225
  Class B...................................................         20            205
  Class C...................................................          6             57
  Class I...................................................          0              0
                                                              ---------    -----------
Total Dividend Reinvestment.................................         48    $       487
                                                              =========    ===========

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended February 28, 2007, the Fund did not receive any redemption fees.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $8,820,306 and $225,173, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an options contract or taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the options or futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds or Notes. Upon entering into futures contracts, the Fund

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the period ended February 28, 2007, were as follows:

                                                                CONTRACTS
Outstanding at January 26, 2007.............................       -0-
Futures Opened..............................................       229
Futures Closed..............................................      (126)
                                                                  ----
Outstanding at February 28, 2007............................       103
                                                                  ====

B. PURCHASED OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

C. CREDIT DEFAULT SWAPS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on swap contracts on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations.

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

    Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

7. DISTRIBUTIONS AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN CORE PLUS FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

10. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN CORE PLUS FIXED INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Core Plus Fixed Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Core Plus Fixed Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Core Plus Fixed Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                            122, 222, 322, 622
                                                                  CPFISAR 4/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00176P-Y02/07

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: April 19, 2007